Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     89727   1055235  SH          Sole
American Express     Common    025816109     97109   2013461  SH          Sole
Amgen Inc.           Common    031162100     61918   1002077  SH          Sole
Anheuser-Busch       Common    035229103     89201   1693258  SH          Sole
Bershire Hathaway A  Common    084670108      5813 	  69  SH          Sole
Bershire Hathaway B  Common    084670207     98894     35131  SH          Sole
Coca-Cola CO         Common    191216100    113076   2228103  SH          Sole
Dell Computer Corp.  Common    24702R101     51278   1509058  SH          Sole
General Dynamics     Common    369550108     67492    746679  SH          Sole
Harley-Davidson Inc. Common    412822108     44877    944180  SH	  Sole
Hearst-Argyle        Common    422317107      3840    139350  SH          Sole
Hershey Foods        Common    427866108     92176   1197243  SH          Sole
Johnson & Johnson    Common    478160104     89764   1737598  SH          Sole
McGraw Hill          Common    580645109    109449   1565350  SH          Sole
Medtronic Inc.       Common    585055106    130625   2687195  SH          Sole
Microsoft Corp.      Common    594918104    116127   4242854  SH          Sole
Pepsico Inc          Common    713448108    100604   2157976  SH          Sole
Pfizer Inc           Common    717081103    106399   3011584  SH          Sole
UPS CL B             Common    911312106    103380   1386722  SH          Sole